6. Loan Receivable	12 Months Ended
Mar. 31, 2018
Notes
6. Loan Receivable

6. Loan Receivable

On January 19, 2017, Dragon Jade International Limited entered into an agreement with an unrelated party in the amount of $65,850. The amount is interest free, secured by the assets of unrelated party and has no fixed term of repayment.  Balance due at March 31, 2018 is $184,879.  This loan was rendered to the unrelated party in connection with FDA compliance service for the benefit of the Company.

On March 7, 2017, a subsidiary, United Asia Medical Network Company Limited ("UAMN") entered into the loan agreement with an unrelated party in the amount of $256,410, plus the term of the loan amount is bearing 12% interest per annum, without collateral and the due date is extended from March 7, 2018 to May 31, 2018 as agreed by UAMN and the unrelated party.

On August 7, 2017, a subsidiary, United Asia Medical Network Company Limited ("UAMN") entered into the loan agreement with an unrelated party in the amount of $256,410, plus the term of the loan amount is bearing 5% interest per annum, without collateral and the due date is on August 7, 2019.

Loans receivable	2018	2017

An unrelated party (Interest-free)	$184,879	$65,850
An unrelated party (12% interest bearing)	289,287	258,434
An unrelated party (5% interest bearing)	226,273	-
Total	$700,439	$324,284

Loan interest earned and accrued	$39,337	$2,023

7.  Trade Receivables, Net

Trade receivables comprise the followings:

	03/31/2018	03/31/2017

Trade receivables, gross	$2,090	$51,019
Provision for doubtful debts	-	-
Trade receivables, net	$2,090	$51,019

All of the above trade receivables are due within one year of aging.

Allowance was made when collection of the full amount is no longer probable.  Management reviews and adjusts this allowance periodically based on historical experience, current economic climate as well as its evaluation of the collectability of outstanding accounts. The Group evaluates the credit risks of its customers utilizing historical data and estimates of future performance.